TIME DEPOSITS	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]
NOTE 10   TIME DEPOSITS

Time deposits in denominations of $250,000 or more totaled $5,966,000 and $7,219,000 at December 31, 2015 and 2014, respectively.

At December 31, 2015 the scheduled maturities of time deposits were as follows:

(In thousands)
Due during the year ending December 31,
2016	$45,168
2017	18,473
2018	14,392
2019	7,235
2020	3,332
Thereafter	4,458
$93,058